Fair values of financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2019
Fair values of financial assets and financial liabilities
Summary of attribution of financial instruments measured at fair value to the fair value hierarchy

	2019				2018
		Valuation	Valuation			Valuation	Valuation
	Quoted	techniques	techniques		Quoted	techniques	techniques
	market	(Market	(Non-market		market	(Market	(Non-market
Consolidated	prices	observable)	observable)		prices	observable)	observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair
value on a recurring basis
Trading securities and financial assets measured at FVIS	10,440	21,121	220	31,781	8,958	13,844	330	23,132
Derivative financial instruments	7	29,828	24	29,859	20	24,066	15	24,101
Available-for-sale securities	—	—	—	—	11,996	48,504	619	61,119
Investment securities	11,163	61,284	134	72,581	—	—	—	—
Loans[2]	—	239	21	260	—	546	—	546
Life insurance assets	1,097	8,270	—	9,367	1,345	8,105	—	9,450
Total financial assets measured
at fair value on a recurring basis	22,707	120,742	399	143,848	22,319	95,065	964	118,348
Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings[3]	—	38,413	—	38,413	—	41,178	—	41,178
Other financial liabilities[4]	262	5,108	—	5,370	496	3,801	—	4,297
Derivative financial instruments	8	29,059	29	29,096	76	24,325	6	24,407
Debt issues[5]	—	5,819	—	5,819	—	3,355	—	3,355
Life insurance liabilities	—	7,377	—	7,377	—	7,597	—	7,597
Total financial liabilities measured
at fair value on a recurring basis	270	85,776	29	86,075	572	80,256	6	80,834

	2019				2018
		Valuation	Valuation			Valuation	Valuation
	Quoted	techniques	techniques		Quoted	techniques	techniques
	market	(Market	(Non-market		market	(Market	(Non-market
Parent Entity	prices	observable)	observable)		prices	observable)	observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair
value on a recurring basis
Trading securities and financial assets measured at FVIS	10,213	19,159	193	29,565	8,952	12,257	206	21,415
Derivative financial instruments	7	29,253	23	29,283	20	23,529	13	23,562
Available-for-sale securities	—	—	—	—	10,657	45,786	70	56,513
Investment securities	10,191	58,114	66	68,371	—	—	—	—
Loans[2]	—	239	21	260	—	546	—	546
Due from subsidiaries[6]	—	897	—	897	—	278	—	278
Total financial assets measured
at fair value on a recurring basis	20,411	107,662	303	128,376	19,629	82,396	289	102,314
Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings[3]	—	37,355	—	37,355	—	40,062	—	40,062
Other financial liabilities[4]	262	5,108	—	5,370	496	3,801	—	4,297
Derivative financial instruments	8	28,831	28	28,867	76	24,147	6	24,229
Debt issues[5]	—	3,624	—	3,624	—	3,223	—	3,223
Due to subsidiaries[6]	—	1,591	—	1,591	—	523	—	523
Total financial liabilities measured
at fair value on a recurring basis	270	76,509	28	76,807	572	71,756	6	72,334
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	As at 30 September 2018, loans measured at fair value were restated from $3,250 million to $546 million for both the Group and the Parent Entity.
3.	The contractual outstanding amount payable at maturity for the Group is $38,468 million (2018: $41,330 million) and for the Parent Entity is $37,410 million (2018: $40,214 million).
4.	The contractual outstanding amount payable at maturity for the Group and the Parent Entity is $5,369 million (2018: $4,298 million).
5.

The contractual outstanding amount payable at maturity for the Group is $5,632 million (2018: $3,475 million) and for the Parent Entity is $3,436 million (2018: $3,344 million). The cumulative change in the fair value of debt issues attributable to changes in Westpac's own credit risk is $34 million decrease (2018: $45 million decrease) for the Group and Parent Entity.

6.	As at 30 September 2018, the balances disclosed have been restated to include due from subsidiaries and due to subsidiaries measured at fair value.

Summary of movements between fair value hierarchy levels

The following tables summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3):

	Trading
	securities and
	financial assets	Available-			Total		Total
Consolidated 2019	measured	for-sale	Investment		Level 3		Level 3
$m	at FVIS	securities	securities	Other[2]	assets	Derivatives	liabilities
Balance as at beginning of year	330	619	—	15	964	6	6
Impact on adoption of AASB 9	4	(619)	109	14	(492)	—	—
Restated opening balance	334	—	109	29	472	6	6
Gains/(losses) on assets and (gains)/
losses on liabilities recognised in:
Income statements	36	—	—	12	48	7	7
Other comprehensive income	—	—	11	—	11	—	—
Acquisition and issues	63	—	36	16	115	4	4
Disposal and settlements	(216)	—	(22)	(12)	(250)	(6)	(6)
Transfer into or out of non-market observables	—	—	—	—	—	18	18
Foreign currency translation impacts	3	—	—	—	3	—	—
Balance as at end of year	220	—	134	45	399	29	29
Unrealised gains/(losses) recognised
in the income statements for financial
instruments held as at end of year	26	—	—	16	42	(11)	(11)

	Trading
	securities and
	financial assets	Available-		Total		Total
Consolidated 2018	measured	for-sale		Level 3		Level 3
$m	at FVIS	securities	Other[2]	assets	Derivatives	liabilities
Balance as at beginning of year	767	617	15	1,399	9	9
Gains/(losses) on assets/(gains)/losses on liabilities
recognised in:
Income statements	2	—	1	3	1	1
Available-for-sale securities reserve	—	(7)	—	(7)	—	—
Acquisition and issues	67	1,446	3	1,516	1	1
Disposal and settlements	(433)	(1,456)	(4)	(1,893)	(5)	(5)
Transfer into or out of non-market observables	(75)	—	—	(75)	—	—
Foreign currency translation impacts	2	19	—	21	—	—
Balance as at end of year	330	619	15	964	6	6
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of
year	(7)	—	4	(3)	(2)	(2)
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	Other is comprised of derivative financial assets and, for 2019 only, certain loans.

	Trading
	securities and
	financial assets	Available-			Total		Total
Parent Entity 2019	measured	for-sale	Investment		Level 3		Level 3
$m	at FVIS	securities	securities	Other[2]	assets	Derivatives	liabilities
Balance as at beginning of year	206	70	—	13	289	6	6
Impact on adoption of AASB 9	—	(70)	67	14	11	—	—
Restated opening balance	206	—	67	27	300	6	6
Gains/(losses) on assets and (gains)/
losses on liabilities recognised in:
Income statements	6	—	—	13	19	6	6
Other comprehensive income	—	—	—	—	—	—	—
Acquisition and issues	17	—	2	16	35	4	4
Disposal and settlements	(39)	—	(3)	(12)	(54)	(6)	(6)
Transfer into or out of non-market observables	—	—	—	—	—	18	18
Foreign currency translation impacts	3	—	—	—	3	—	—
Balance as at end of year	193	—	66	44	303	28	28
Unrealised gains/(losses) recognised
in the income statements for financial
instruments held as at end of year	3	—	—	16	19	(10)	(10)

	Trading
	securities and
	financial assets	Available-		Total		Total
Parent Entity 2018	measured	for-sale		Level 3		Level 3
$m	at FVIS	securities	Other[2]	assets	Derivatives	liabilities
Balance as at beginning of year	501	64	15	580	9	9
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	6	—	1	7	1	1
Available-for-sale securities reserve	—	2	—	2	—	—
Acquisition and issues	21	18	3	42	1	1
Disposal and settlements	(268)	(14)	(6)	(288)	(5)	(5)
Transfer into or out of non-market observables	(53)	—	—	(53)	—	—
Foreign currency translation impacts	(1)	—	—	(1)	—	—
Balance as at end of year	206	70	13	289	6	6
Unrealised gains/(losses) recognised in the income
statements for financial instruments held as at end of
year	5	—	4	9	(2)	(2)
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	Other is comprised of derivative financial assets and, for 2019 only,certain loans.

Schedule of financial instruments not measured at fair value

		2019 Fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Consolidated	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	20,059	20,059	—	—	20,059
Collateral paid	5,930	5,930	—	—	5,930
Investment securities	820	—	366	454	820
Loans	714,510	—	—	716,130	716,130
Other financial assets	5,367	—	5,367	—	5,367
Total financial assets not measured at fair value	746,686	25,989	5,733	716,584	748,306
Financial liabilities not measured at fair value
Collateral received	3,287	3,287	—	—	3,287
Deposits and other borrowings	524,834	—	522,726	2,790	525,516
Other financial liabilities	23,845	—	23,845	—	23,845
Debt issues[2]	175,638	—	176,838	—	176,838
Loan capital	21,826	—	22,076	—	22,076
Total financial liabilities not measured at fair value	749,430	3,287	745,485	2,790	751,562

		2018 Fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Consolidated	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	26,788	26,788	—	—	26,788
Collateral paid	4,787	4,787	—	—	4,787
Loans[3]	709,144	—	—	709,446	709,446
Other financial assets	5,517	—	5,517	—	5,517
Total financial assets not measured at fair value	746,236	31,575	5,517	709,446	746,538
Financial liabilities not measured at fair value
Collateral received	2,184	2,184	—	—	2,184
Deposits and other borrowings	518,107	—	515,953	2,838	518,791
Other financial liabilities	23,808	—	23,808	—	23,808
Debt issues[2]	169,241	—	170,060	—	170,060
Loan capital	17,265	—	17,438	—	17,438
Total financial liabilities not measured at fair value	730,605	2,184	727,259	2,838	732,281
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	The estimated fair value of debt issues includes the impact of changes in Westpac's credit spreads since origination.
3.

As at 30 September 2018, loans measured at amortised cost were restated from $706,440 million to $709,144 million.  Accordingly, the fair value estimates were also restated from $706,742 million to $709,446 million.

		2019 Fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Parent Entity	Carrying	prices	Observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	17,692	17,692	—	—	17,692
Collateral paid	5,773	5,773	—	—	5,773
Investment securities	27	—	4	23	27
Loans	631,676	—	—	633,003	633,003
Due from subsidiaries[2]	133,899	—	89,680	45,175	134,855
Other financial assets	4,615	—	4,615	—	4,615
Total financial assets not measured at fair value	793,682	23,465	94,299	678,201	795,965
Financial liabilities not measured at fair value
Collateral received	2,849	2,849	—	—	2,849
Deposits and other borrowings	464,075	—	463,440	1,251	464,691
Other financial liabilities	23,146	—	23,146	—	23,146
Debt issues[3]	153,050	—	154,111	—	154,111
Due to subsidiaries[2]	147,016	—	6,553	140,463	147,016
Loan capital	21,826	—	22,076	—	22,076
Total financial liabilities not measured at fair value	811,962	2,849	669,326	141,714	813,889

		2018 Fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Parent Entity	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	24,976	24,976	—	—	24,976
Collateral paid	4,722	4,722	—	—	4,722
Loans[4]	629,622	—	—	629,774	629,774
Due from subsidiaries[2]	133,808	—	88,368	46,295	134,663
Other financial assets	4,666	—	4,666	—	4,666
Total financial assets not measured at fair value	797,794	29,698	93,034	676,069	798,801
Financial liabilities not measured at fair value
Collateral received	1,748	1,748	—	—	1,748
Deposits and other borrowings	460,406	—	459,841	1,213	461,054
Other financial liabilities	22,969	—	22,969	—	22,969
Debt issues[3]	149,065	—	149,800	—	149,800
Due to subsidiaries[2]	141,877	—	6,933	134,944	141,877
Loan capital	17,265	—	17,438	—	17,438
Total financial liabilities not measured at fair value	793,330	1,748	656,981	136,157	794,886
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.

Due from subsidiaries excludes $8,165 million (2018: $6,511 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries. As at 30 September 2018, the due from subsidiaries measured at amortised cost was restated from $140,597 million to $133,808 million, and due to subsidiaries measured at amortised cost was restated from $142,400 million to $141,877 million. Accordingly, the fair value estimate of due from subsidiaries was restated from $140,597 million (all within Level 3) to $134,663 million (split between Level 2 and Level 3), and the fair value estimate of due to subsidiaries was restated from $142,400 million (all within Level 3) to $141,877 million (split between Level 2 and Level 3).

3.	The estimated fair value of debt issues includes the impact of changes in Westpac's credit spreads since origination.
4.

As at 30 September 2018, loans measured at amortised cost were restated from $626,918 million to $629,622 million. Accordingly, the fair value estimates were also restated from $627,070 million to $629,774 million.